Net Loss Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss	$ (14,488)	$ (8,305)	$ (60,690)	$ (69,128)	$ (42,476)
Accretion of Preferred Stock	(4,969)	(3,582)	(17,471)	(13,992)	(10,933)
Loss attributable to common stockholders - basic and diluted	$ (19,457)	$ (11,887)	$ (78,161)	$ (83,120)	$ 113
Denominator:
Weighted-average number of common shares used in loss per share - basic and diluted	385,664	380,352
Loss per share - basic and diluted (in dollars per share)	$ (50.45)	$ (31.25)